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                               MFS SERIES TRUST IV
               500 Boylston Street Boston Massachusetts 02116-3741
                                   617 954 5000




                                    January 5, 1998

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:  MFS Series Trust IV (the "Trust") (File No. 2-54607) on behalf of:
              MFS Money Market Fund
              MFS Government Money Market Fund
              MFS Municipal Bond Fund and
              MFS Mid Cap Growth Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 32 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 23, 1997.

         Please call the undersigned or Kathleen H. Alexander at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                    Very truly yours,


                                    JAMES R. BORDEWICK, JR.
                                    James R. Bordewick, Jr.
                                    Assistant Secretary

JRB/bjn